Accounts Payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts Payable
26.	ACCOUNTS PAYABLE

	12.31.2018	12.31.2017
Non-current
Accounts payable for investments in Property, plant and equipment	387,161,929	105,402,112

Total	387,161,929	105,402,112

Current
Suppliers	2,069,974,054	1,830,175,759
Related parties (Note 19)	268,100,226	407,248,388
Accounts payable for acquisitions of Property, plant and equipment	1,660,381,074	346,975,126
Expenses accrual	854,769,995	902,312,409

Total	4,853,225,349	3,486,711,682

Accounts payable in investments in Property, plant and equipment include the accounts payable associated to the Investment Project in the L´Amalí plant. These balances contain the interest accrued, in accordance with the term payments agreed upon.